Lease	12 Months Ended
Dec. 31, 2024
Lease
Lease

12.Lease

The Group has operating leases for its office space including lease arrangements with third parties. Short-term leases include office leases with a term of 12 months or less. The Group’s lease agreements may contain lease and non-lease components. Non-lease components primarily include payments for maintenance and energy costs.

The following components of lease costs are included in the Group’s consolidated statement of operations and comprehensive loss:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Long-term lease expense	—	—	770
Short-term lease expense	7,611	1,872	462
Total lease costs	7,611	1,872	1,232

For the years ended December 31, 2022, 2023 and 2024, impairment of right-of-use assets were nil, nil and RMB1,347 respectively.

12.Lease (Continued)

The following table presents supplemental information related to operating leases:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Other information
Cash paid for amounts included in the measurement of operating lease liabilities
Operating cash flows for operating leases	—	—	1,051
Supplemental lease cash flow disclosure
Right-of-use assets obtained in exchange for new operating lease liabilities	—	—	3,907
Weighted-average remaining lease term (years)	—	—	2.02
Weighted-average discount rate	—	—	3.33%

As of December 31, 2024, future minimum lease payments are as follows:

For the year ending December 31,	Amount
2025	1,710
2026	987
2027	231
Thereafter	—
Total lease payments	2,928
Less: imputed interest	(72)
Present value of lease liabilities	2,856